Goodwill and Intangible assets, net - Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 14,741	$ 12,224
Weighted- Average Remaining Useful Life	1 year 9 months 10 days	2 years 6 months 3 days
Less: accumulated amortization	$ (5,180)	$ (607)
Total intangible assets, net	9,561	11,617
Amortization of intangible assets	4,573	607
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 2,832	$ 797
Weighted- Average Remaining Useful Life	1 year 11 months 4 days	2 years 2 months 15 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 440	$ 17
Weighted- Average Remaining Useful Life	2 years 8 months 8 days	3 years
Database
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 208	$ 208
Weighted- Average Remaining Useful Life	1 year	1 year 11 months 15 days
User panel
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 11,202	$ 11,202
Weighted- Average Remaining Useful Life	1 year 11 months 1 day	2 years 10 months 13 days
Brand name
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 59	$ 0
Weighted- Average Remaining Useful Life	1 year 4 months 17 days	0 years